Corporate Overview - Additional Information (Detail)				3 Months Ended		12 Months Ended
	May 15, 2015 USD ($) $ / shares shares	Aug. 14, 2014 USD ($) shares	Jun. 24, 2014 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Director $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 02, 2015 Patents
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock , shares Issued						0	0
Research and development expense | $				$ 582,513	$ 313,017	$ 1,680,250	$ 2,430,735
Sale of common stock and common stock warrants to related party | $						$ 2,500,000	$ 250,000
Common stock, shares issued				245,353,270		245,353,270	211,419,937
Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
License fee paid | $						$ 75,000
Number of patents sublicensed | Patents								2
Number of directors for immediate placement | Director						1
Number of total directors for the addition of a Mayne Pharma placed director | Director						7
Mayne Pharma Securities Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Preferred stock , shares Issued			258,363
Warrant share, issued			10,250,569
Converted common stock | $		$ 87,843,897
Warrant exercise price | $ / shares			$ 0.0878
Market capitalization agreement rate			42.00%
Equity holders agreement, percentage of maximum ownership interest			42.00%
Warrant expiration date			Jun. 24, 2019
Securities Purchase Agreement [Member] | Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Warrant exercise price | $ / shares	$ 0.075
Share purchase agreement date						May 18, 2015
Warrant expiry date						May 15, 2020
Equity Holders Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Maximum ownership percentage by single shareholder						90.00%
Maximum [Member] | Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Right to participate in private offerings						50.00%
Maximum [Member] | Mayne Pharma Equity Holders Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity holders agreement, percentage of maximum ownership interest						50.00%
Maximum [Member] | Mayne Pharma, Hedgepath, LLC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity holders agreement, percentage of maximum ownership interest						49.50%
Minimum [Member] | Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of voting right						10.00%
Minimum [Member] | Mayne Pharma and HPLLC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity holders agreement, percentage of maximum ownership interest						40.00%
Minimum [Member] | Equity Holders Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net proceeds from closure of registered or unregistered equity, debt or equity-linked financings | $						$ 5,000,000
Upfront payment received from agreements | $						$ 5,000,000
Equity Incentive Plan [Member] | Maximum [Member] | Mayne Pharma and HPLLC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Maximum shares available for grant under the agreement						5,000,000
Hedgepath LLC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Warrant share, issued			10,250,569			10,250,569
Warrant exercise price | $ / shares						$ 0.0878
Warrant expiration date						Jun. 24, 2019
Common stock issued under stock purchase agreement, shares			20,000,000
Common stock issued under stock purchase agreement, price per share | $ / shares			$ 0.075
Aggregate purchase price for common stock issued under stock purchase agreement | $			$ 1,500,000
Issuance of stock and warrants in debt forgiveness transaction | $						$ 639,768
Common stock, shares issued			2,530,227
Converted common stock pursuant to the terms of the equity holders agreement		82,156,842
Series A Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Preferred stock , shares Issued						0	0
Series A Preferred Stock [Member] | Hedgepath LLC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Preferred stock , shares Issued			71,636
Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock and common stock warrants to related party | $						$ 3,333	$ 2,000
Common stock issued under stock purchase agreement, shares						33,333,333	20,000,000
Common Stock [Member] | Securities Purchase Agreement [Member] | Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock and common stock warrants to related party | $	$ 2,500,000
Common stock issued under stock purchase agreement, shares	33,333,333
Preferred Stock and Warrant [Member] | Mayne Pharma Securities Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Research and development expense | $			$ 1,900,000
Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issuance of stock and warrants in debt forgiveness transaction | $							$ 450,000
Warrants [Member] | Mayne Pharma Securities Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Expected volatility rate used for calculation of value of warrant			104.90%
Expected term used for calculation of value of warrant			5 years
Risk free interest rate used in calculation of value of warrant			1.70%
Warrants [Member] | Securities Purchase Agreement [Member] | Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value | $ / shares	$ 0.075
Sale of common stock and common stock warrants to related party | $	$ 2,500,000
Common stock issued under stock purchase agreement, shares	33,333,333